Derivative Financial Instruments - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Derivative Financial Instruments [line items]
Expense generated by derivative financial instruments	$ 1,693,849	$ 108,225